CMC
7431

NYSE Group

06049273

Director
Securities Operations
NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5024 | f 212.656.5893
scontte@nyse.com

1-2116

CERTNYS

RECD S.E.C.
OCT - 9 2006
1086

October 9, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ARMSTRONG WORLD INDUSTRIES, INC., Common Stock, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 9, 2006. Tentative listing date – October 11, 2006.

Sincerely,

[signature]

PROCESSED
OCT 18 2006
THOMSON
FINANCIAL